Trade and other payables (Details) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Trade and other current payables [abstract]
Trade payables	₨ 22,362		₨ 20,053
Due to creditors for expenses	8,023		6,431
Due to capital creditors	3,026		9,039
Trade and other current payables	₨ 33,411	$ 356	₨ 35,523